THE CHEAPEAKE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               February 28, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                           Value
                                                 Shares                 (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - 97.25%

   Advertising - 0.54%
   (a)AccuStaff, Inc.                           130,800               $2,714,100
                                                -------               ----------
   Apparel - Textiles - 6.19%
   (a)Jones Apparel Group, Inc.                 373,000               13,847,624
      Liz Claiborne, Inc.                       203,700                8,249,850
      Warnaco Group, Inc.                       289,400                9,224,624
                                                -------                ---------
                                                                      31,322,098
                                                                      ----------
   Bicycles - 0.74%
   (a)Cannondale Corporation                    182,600                3,720,475
                                                -------                ---------

   Building Materials - 2.33%
      Apogee Enterprises, Inc.                  257,400                5,115,825
      Lowe's Companies, Inc.                    183,300                6,690,450
                                                -------                ---------
                                                                      11,806,275
                                                                      ----------
   Commercial Services - 0.74%
   (a)Personnel Group of America, Inc.          145,400                3,725,875
                                                -------                ---------

   Computers - 11.53%
   (a)3Com Corporation                           96,500                3,195,057
   (a)Applied Magnetics Corporation             133,200                5,178,150
   (a)Compaq Computer Corporation                93,500                7,409,875
   (a)Dell Computer Corporation                 117,400                8,350,074
   (a)EMC Corporation                           186,800                6,724,800
   (a)Komag, Inc.                                69,800                2,094,000
   (a)Network Computing Devices, Inc.           180,300                2,276,288
   (a)Quantum Corporation                       182,200                7,242,450
   (a)Read-Rite Corporation                     163,500                5,017,406
   (a)Seagate Technology, Inc.                  145,200                6,860,700
   (a)SMART Modular Technologies, Inc.          137,100                3,993,038
                                                -------                ---------
                                                                      58,341,838
                                                                      ----------
   Computer Software & Services - 8.69%
   (a)BancTec, Inc.                             216,800                5,528,400
   (a)BMC Software, Inc.                        174,400                7,466,500
   (a)Cadence Design Systems, Inc.              179,550                6,620,906
   (a)Hummingbird Communications Ltd.           127,000                3,651,250
   (a)Network General Corporation               187,200                4,141,800
   (a)Structural Dynamics Research Corporat     256,100                5,089,988
   (a)System Software Associates, Inc.          675,850                7,011,944
   (a)Vanstar Corporation                       323,900                4,453,625
                                                -------                ---------
                                                                      43,964,413
                                                                      ----------





                                                                     (Continued)

                           THE CHEAPEAKE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               February 28, 1997
                                  (Unaudited)
--------------------------------------------------------------------------------
                                                                           Value
                                                Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Cosmetics & Personal Care - 0.53%
      Nature's Sunshine Products, Inc.          174,200               $2,678,325
                                                -------               ----------

   Electronics - 1.95%
   (a)Flextronics International, Ltd.            18,300                  414,038
      Innovex, Inc.                             102,700                2,195,213
      Technitrol, Inc.                          162,000                7,249,500
                                                -------                ---------
                                                                       9,858,751
                                                                       ---------
   Electronics - Semiconductor - 8.82%
   (a)Adaptec, Inc.                             488,900               18,608,755
   (a)Advanced Micro Devices, Inc.              156,200                5,603,675
   (a)ESS Technology, Inc.                      142,500                3,749,531
   (a)Lattice Semiconductor Corporation          99,200                4,736,800
   (a)MEMC Electronic Materials, Inc.            95,500                2,339,750
   (a)PRI Automation, Inc.                       85,600                4,226,500
   (a)S3 Incorporated                           312,500                5,410,156
                                                -------                ---------
                                                                      44,675,167
                                                                      ----------
   Emerging Technology - 1.09%
      Cognizant Corporation                     158,000                5,510,250
                                                -------                ---------

   Engineering & Construction - 0.49%
   (a)American Buildings Company                 94,000                2,491,000
                                                 ------                ---------

   Environmental Control - 2.68%
   (a)Philip Environmental, Inc.                 80,850                1,323,919
   (a)USA Waste Services, Inc.                  339,400               12,218,399
                                                -------               ----------
                                                                      13,542,318
                                                                      ----------
   Financial - Banks, Commercial - 1.45%
   (a)AmeriCredit Corporation                   144,000                2,808,000
      The Money Store, Inc.                     174,900                4,525,538
                                                -------                ---------
                                                                       7,333,538
                                                                       ---------
   Foreign Securities - 4.32%
      ECI Telecommunications Limited            385,300                9,150,874
   (a)Petroleum Geo-Services ASA                 99,800                4,191,600
      Teva Pharmaceutical Industries Ltd.       137,800                8,517,763
                                                -------                ---------
                                                                      21,860,237
                                                                      ----------
   Hand & Machine Tools - 0.52%
      SPX Corporation                            57,400                2,633,225
                                                 ------                ---------

   Imaging - 1.08%
      Polaroid Corporation                      128,900                5,446,025
                                                -------                ---------

   Lodging - 1.03%
   (a)Prime Hospitality Corp.                   314,900                5,195,850
                                                -------                ---------


                                                                     (Continued)

                           THE CHEAPEAKE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               February 28, 1997
                                  (Unaudited)

--------------------------------------------------------------------------------
                                                                           Value
                                                Shares                  (note 1)
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

   Machine - Diversified - 2.96%
      AGCO Corporation                          191,400               $5,430,975
   (a)ASM Lithography Holding                    52,800                3,511,200
      DT Industries, Inc.                       146,100                4,309,950
   (a)Special Devices, Inc.                      79,600                1,761,150
                                                 ------                ---------
                                                                      15,013,275
                                                                      ----------
   Medical - Hospital Management & Service - 4.00%
   (a)Genesis Health Ventures, Inc.             251,500                8,708,188
   (a)HEALTHSOUTH Corporation                   148,900                5,993,225
   (a)MedPartners, Inc.                         251,500                5,533,000
                                                -------                ---------
                                                                      20,234,413
                                                                      ----------
   Medical Supplies - 2.04%
   (a)Coherent, Inc.                            105,500                4,971,688
   (a)Sofamor Danek Group, Inc.                 135,200                5,357,300
                                                -------                ---------
                                                                      10,328,988
                                                                      ----------
   Metal Fabrication & Hardware - 0.51%
      UNR Industries, Inc.                      347,100                2,603,250
                                                -------                ---------

   Office & Business Equipment - 1.33%
   (a)U.S. Office Products Company              210,700                6,742,400
                                                -------                ---------

   Oil & Gas - Equipment & Services - 2.78%
   (a)J. Ray McDermott, S.A.                    207,700                4,777,100
   (a)Reading & Bates Corporation               199,900                4,847,575
   (a)Rowan Companies, Inc.                     223,200                4,436,100
                                                -------                ---------
                                                                      14,060,775
                                                                      ----------
   Pharmaceuticals - 0.98%
   (a)Watson Pharmaceuticals, Inc.              114,000                4,973,250
                                                -------                ---------

   Restaurants & Food Service - 1.76%
   (a)Boston Chicken, Inc.                      147,600                4,833,900
      CKE Restaurants, Inc.                     210,300                4,074,563
                                                -------                ---------
                                                                       8,908,463
                                                                       ---------
   Retail - Apparel - 4.17%
   (a)AnnTaylor Stores Corporation              286,800                5,736,000
      Ross Stores, Inc.                          79,700                3,825,600
   (a)Stage Stores, Inc.                        272,000                5,780,000
      TJX Companies, Inc.                       138,400                5,778,200
                                                -------                ---------
                                                                      21,119,800
                                                                      ----------
   Retail - Department Stores - 3.15%
   (a)Consolidated Stores Corporation           153,000                5,374,125
   (a)Fred Meyer, Inc.                          135,500                5,369,188
   (a)Proffitt's, Inc.                          160,300                5,189,713
                                                -------                ---------
                                                                      15,933,026
                                                                      ----------


                                                                     (Continued)

                           THE CHEAPEAKE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               February 28, 1997
                                  (Unaudited)

--------------------------------------------------------------------------------
                                                                           Value
                                                Shares                  (note 1)
--------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

   Retail - Specialty Line - 5.25%
   (a)Borders Group, Inc.                       172,500               $7,266,563
      Cash America International, Inc.           35,600                  339,245
   (a)Eagle Hardware & Garden, Inc.              57,300                1,117,350
   (a)Footstar, Inc.                             16,100                  406,525
   (a)General Nutrition Companies, Inc.         273,300                4,919,400
   (a)Hollywood Entertainment Corporation        66,900                1,605,600
   (a)Inacom Corporation                        127,900                3,325,400
   (a)Staples, Inc.                             350,500                7,579,563
                                                -------                ---------
                                                                      26,559,646
                                                                      ----------
   Telecommunications - 1.85%
   (a)MasTec, Inc.                               78,800                4,137,000
   (a)Tel-Save Holdings, Inc.                   293,400                5,244,525
                                                -------                ---------
                                                                       9,381,525
                                                                       ---------
   Telecommunications Equipment - 2.76%
   (a)Cable Design Technologies                  89,900                2,382,350
   (a)Newbridge Networks Corporation            163,100                5,198,813
   (a)U.S. Robotics Corporation                 114,500                6,390,531
                                                -------                ---------
                                                                      13,971,694
                                                                      ----------
   Transportation - Air - 2.65%
   (a)AirNet Systems, Inc.                      163,200                2,325,600
      Comair Holdings, Inc.                     194,825                4,018,266
   (a)Gulfstream Aerospace Corporation          203,600                4,428,300
   (a)Mesa Air Group, Inc.                      413,400                2,635,425
                                                -------                ---------
                                                                      13,407,591
                                                                      ----------
   Utilities - Electric - 3.84%
   (a)Calenergy Co., Inc.                       462,100               15,422,587
   (a)Calpine Corporation                       217,500                3,996,563
                                                -------                ---------
                                                                      19,419,150
                                                                      ----------
   Utilities - Telecommunications - 1.88%
   (a)WorldCom, Inc.                            357,800                9,526,424
                                                -------                ---------

   Wholesale - Special Line - 0.62%
   (a)CellStar Corporation                      120,300                3,112,763
                                                -------                ---------

   Total Common Stocks (Cost $398,678,639)                           492,116,193
                                                                     -----------

                                                                     (Continued)

                           THE CHEAPEAKE GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               February 28, 1997
                                  (Unaudited)

--------------------------------------------------------------------------------
                                             Principal                  Value
                                              Amount                  (note 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (b) - 1.25%
      Wachovia Bank                          $6,322,443               $6,322,443
                                             ----------               ----------
      5.38%, due March 3, 1997
      (Cost $6,322,443)


Total Value of Investments (Cost $405,001,082 (c))          98.50%  $498,438,636
Other Assets Less Liabilities                                1.50%     7,611,163
                                                             ----      ---------
   Net Assets                                              100.00%  $506,049,799
                                                           ======   ============




(a)  Non-income producing investment.

(b) The repurchase agreement is fully collateralized by U. S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreeement is through participation in a joint account with other funds administered by The Nottingahm Company.

(c)  Aggregate  cost for financial  reporting and federal income tax purposes is
     the  same.  Unrealized  appreciation   (depreciation)  of  investments  for
     financial reporting and federal income tax purposes is as follows:


      Unrealized appreciation                                      $107,047,991
      Unrealized depreciation                                       (13,610,437)
                                                                    ------------
               Net unrealized appreciation                          $93,437,554
                                                                    ============


See accompanying notes to financial statements

                           THE CHESAPEAKE GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               February 28, 1997
                                  (Unaudited)


ASSETS
   Investments, at value (cost $405,001,082)                    $498,438,636
   Cash                                                              975,080
   Interest receivable                                                24,716
   Dividends receivable                                               87,880
   Receivable for investments sold                                11,082,414
   Receivable for fund shares sold                                    11,866
   Prepaid expenses                                                   35,943
   Deferred organization expenses, net (note 4)                        7,505
                                                             ---------------
      Total assets                                               510,664,040
                                                             ---------------
LIABILITIES
   Accrued expenses                                                   19,159
   Payable for investment purchases                                4,595,032
   Federal and state income taxes withheld                                50
                                                             ---------------
      Total liabilities                                            4,614,241
                                                             ---------------
NET ASSETS
   (applicable to 27,926,745 shares outstanding; unlimited
   shares of no par value beneficial interest authorized)       $506,049,799
                                                             ===============
NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
   ($506,049,799 / 27,926,745 shares)                                 $18.12
                                                             ===============
OFFERING PRICE PER SHARE
   (100 / 97 of $18.12)                                               $18.68
                                                             ===============
NET ASSETS CONSIST OF
   Paid-in capital                                              $397,721,209
   Undistributed net realized gain on investments                 14,891,036
   Net unrealized appreciation on investments                     93,437,554
                                                             ---------------
                                                                $506,049,799
                                                             ===============


See accompanying notes to financial statements

                           THE CHESAPEAKE GROWTH FUND

                            STATEMENT OF OPERATIONS

                         Period ended February 28, 1997
                                  (Unaudited)


INVESTMENT INCOME

   Income
      Interest                                                         $193,919
      Dividends                                                         422,915
      Miscellaneous                                                      72,703
                                                                  -------------
         Total income                                                   689,537
                                                                  -------------

   Expenses
      Investment advisory fees (note 2)                               3,108,501
      Fund administration fees (note 2)                                 211,304
      Custody fees                                                       16,282
      Registration and filing administration fees                         3,433
      Fund accounting fees (note 2)                                      10,413
      Audit fees                                                          4,056
      Legal fees                                                          8,091
      Securities pricing fees                                             3,859
      Shareholder administrative fees                                    37,302
      Shareholder recordkeeping fees                                      8,282
      Shareholder servicing expenses                                     14,416
      Registration and filing expenses                                   23,184
      Printing expenses                                                   5,628
      Amortization of deferred organization expenses (note 4)             3,993
      Trustee fees and meeting expenses                                   3,214
      Other operating expenses                                            3,092
                                                                  -------------
         Total expenses                                               3,465,050
                                                                  -------------

            Net investment loss                                      (2,775,513)
                                                                  -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions                    17,967,419
   Increase in unrealized appreciation on investments                48,344,088
                                                                  -------------
      Net realized and unrealized gain on investments                66,311,507
                                                                  -------------
         Net increase in net assets resulting from operations       $63,535,994
                                                                  =============


See accompanying notes to financial statements

                                     THE CHESAPEAKE GROWTH FUND

                                 STATEMENTS OF CHANGES IN NET ASSETS
                                             (Unaudited)


---------------------------------------------------------------------------------------------------
                                                                      Period ended    Year ended
                                                                      February 28,    August 31,
                                                                          1997           1996
---------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

  Operations
     Net investment loss                                               $(2,775,513)   $(4,857,254)
     Net realized gain from investment transactions                     17,967,419     48,006,720
     Increase (decrease) in unrealized appreciation on investments      48,344,088   (105,477,799)
                                                                       -----------   ------------
        Net increase (decrease) in net assets resulting from operation  63,535,994    (62,328,333)
                                                                       -----------   ------------
  Distributions to shareholders from
     Net realized gain from investment transactions                    (28,932,672)   (30,366,960)
                                                                       -----------   ------------

  Capital share transactions
     Increase in net assets resulting from capital share transactions   11,138,981     92,716,745
                                                                       -----------   ------------
           Total increase in net assets                                 45,742,303         21,452

NET ASSETS

  Beginning of period                                                  460,307,496    460,286,044
                                                                       -----------    -----------
  End of period (including accumulated net investment loss of $0 at   $506,049,799   $460,307,496
            February 28, 1997 and $0 at August 31, 1996)               ===========    ===========


(a) A summary of capital share activity follows:

--------------------------------------------------------------------------------------------------
                                                Period ended                     Year ended
                                             February 28, 1997                August 31, 1996
--------------------------------------------------------------------------------------------------
                                              Shares          Value         Shares          Value

Shares sold                                2,013,175    $36,411,084      6,577,730   $118,581,825
Shares issued for reinvestment
  of distributions                         1,565,933     26,934,053      1,453,621     27,517,060
                                        ------------    -----------      ---------    -----------
                                           3,579,108     63,345,137      8,031,351    146,098,885

Shares redeemed                           (2,917,967)   (52,206,156)    (3,002,515)   (53,382,140)
                                        ------------    -----------      --------     -----------             -
  Net increase                               661,141    $11,138,981      5,028,836    $92,716,745
                                        ============    ===========      ========     ===========



See accompanying notes to financial statements

                                                       THE CHESAPEAKE GROWTH FUND

                                                          FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Period)
                                                              (Unaudited)
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            For the
                                                                                                                        period from
                                                                                                                    January 4, 1993
                                                                                                                      (commencement
                                                     Period ended       Year ended      Year ended     Year ended  of operations)to
                                                      February 28,       August 31,      August 31,     August 31,        August 31,
                                                             1997             1996            1995           1994              1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $16.88           $20.70         $13.58          $11.86          $10.00

   Income (loss) from investment operations
      Net investment loss                                   (0.10)           (0.18)         (0.15)          (0.05)          (0.01)
      Net realized and unrealized gain (loss) on inv         2.40            (2.53)          7.27            1.98            1.87
                                                          -------          -------        -------         -------         -------
         Total from investment operations                    2.30            (2.71)          7.12            1.93            1.86
                                                          -------          -------        -------         -------         -------
   Distributions to shareholders from
      Net investment income                                  0.00             0.00           0.00           (0.16)           0.00
      Net realized gain from investment transactions        (1.06)           (1.11)          0.00           (0.05)           0.00
                                                          -------          -------        -------         -------         -------
         Total distributions                                (1.06)           (1.11)          0.00           (0.21)           0.00
                                                          -------          -------        -------         -------         -------
Net asset value, end of period                             $18.12           $16.88         $20.70          $13.58          $11.86
                                                          =======          =======        =======         =======         =======

Total return (a)                                            13.97%          (12.81)%         52.45%         16.42%          29.76%
                                                          =======          =======        =======         =======         =======
Ratios/supplemental data

   Net assets, end of period                         $506,049,799     $460,307,496   $460,286,044    $179,222,758     $25,421,085
                                                     ============     ============   ============    ============     ===========
   Ratio of expenses to average net assets
      Before expense reimbursements                          1.39%(b)         1.42%          1.43%          1.57 %         2.29%(b)
      After expense reimbursements                           1.39%(b)         1.42%          1.43%          1.49 %         1.54%(b)

   Ratio of net investment loss to average net assets
      Before expense reimbursements                         (1.11)%(b)       (1.05)%        (1.07)%        (0.87)%        (1.22)%(b)
      After expense reimbursements                          (1.11)%(b)       (1.05)%        (1.07)%         0.79 %        (0.47)%(b)


   Portfolio turnover rate                                  64.23%          110.04%         75.42%         66.03%         45.95%
   Average broker commission per share                      $0.06

(a) Total return does not reflect payment of a sales charge.
(b) Annualized.

See accompanying notes to financial statements

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-ended investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940. The Fund began operations on January 4, 1993. The investment objective of The Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

D. Distributions to Shareholders - The Fund may declare dividends quarterly, generally payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending August 31.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

                                                                    (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997
                                   (Unaudited)


F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses.

Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended February 28, 1997, the Distributor retained sales charges in the amount of $722.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1997
                                   (Unaudited)


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

Expenses totalling $39,700 incurred in connection with its organization and the registration of its shares have been assumed by the Fund.

The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments other than short-term investments aggregated $313,572,232 and $325,808,063, respectively, for the period ended February 28, 1997.